Commitments and Contingencies (Restated)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Restated) [Line Items]
Commitments and Contingencies (Restated)

11.    Commitments and Contingencies

Litigation

The Company is, from time to time, involved in certain legal proceedings, inquiries, claims and disputes, which arise in the ordinary course of business. Although management cannot predict the outcomes of these matters, management does not believe these actions will have a material, adverse effect on our condensed combined and consolidated balance sheets, condensed combined and consolidated statements of operations and comprehensive loss or condensed combined and consolidated statements of cash flows.

Adverse Arbitration Order

In April 2020, one of the Company ‘s Nordic subsidiaries commenced an arbitration in Finland against a customer alleging breach of contract and other damages in connection with an outsourcing services agreement and transition services agreement executed in 2017. In September 2020, the customer submitted counterclaims against the Company in an aggregate amount in excess of €10.0 million. Following an expedited arbitration, in late November 2020, the arbitrator awarded the customer approximately $13.0 million in the aggregate for the counterclaimed damages and costs. The Company filed an application to annul the award in late January 2021 with the relevant court asserting, among other bases, that the arbitrator violated due process and procedural rules by disallowing the Company’s witness and expert testimony and maintaining the expedited format following the assertion of significant counterclaims which would ordinarily have required the application of normal rather than expedited rules. On May 28, 2021, the parties entered into a settlement agreement resolving this dispute for a total of $8.9 million including the reimbursement of certain third party charges. As of September 30, 2023 and December 31, 2022, there was a net outstanding balance of $0.9 million and $1.6 million, respectively, for this matter included in accrued liabilities on the condensed combined and consolidated balance sheets.

Company Subsidiary Litigation

A group of 71 former employees brought a claim against a subsidiary of XBP Europe related to their dismissal resulting from the closure of two production sites in France in 2020. The employees filed complaints with the Labor Court on June 9, 2022. Conciliation hearings at the Labor Court were held on September 27, 2022, December 13, 2022, March 7, 2023, September 5, 2023 and November 14, 2023.

The Company accrued $2.2 million and $2.2 million, respectively in accrued liabilities on the condensed combined and consolidated balance sheets as of September 30, 2023 and December 31, 2022 based on the estimate at such time of the range of possible losses, however, the settlement discussions have included amounts up to $4.3 million. The Company is in settlement discussions with plaintiff ’s counsel. As of November 16, 2023, the Company has reached an in principle settlement with 5 claimants with a settlement amount of approximately $0.2 million and the Company is engaged in a settlement discussion with additional 20 claimants and expects to arrive at an in principle settlement with these claimants shortly based on current stage of negotiations. The Company made a settlement offer of $1.5 million to the remaining 46 claimants where in principle settlement is yet to be reached. The settlement negotiations for the remaining claimants are ongoing simultaneously with the court proceedings. In March 2023, 67 claimants (after the in principle settlement was agreed with the first 4 claimants) filed an application for summary proceedings in respect of part of the claim for a total claim of $1.1 million. The summary proceedings hearing was held on April 11, 2023 and the court issued its decision on May 9, 2023 upholding all of the plaintiffs’ claims for a total amount of $1.1 million, however the court’s decision does not increase the Company’s anticipated exposure for the overall claim.

The Company has appealed against the decision (and paid the amount of $1.1 million on November 10, 2023 pending the appeal), the appeal hearing is scheduled for March 7, 2024. A procedural hearing for the overall claim is scheduled for December 5, 2023 and the substantive hearing is scheduled for February 16, 2024.

Contract-Related Contingencies

The Company has certain contingent obligations that arise in the ordinary course of providing services to its customers. These contingencies are generally the result of contracts that require the Company to comply with certain performance measurements or the delivery of certain services to customers by a specified deadline. The Company believes the adjustments to the transaction price, if any, under these contract provisions will not result in a significant revenue reversal or have a material adverse effect on the Company’s condensed combined and consolidated balance sheets, condensed combined and consolidated statements of operations and comprehensive loss or combined and consolidated statements of cash flows.

13. Commitments and Contingencies (Restated)

Litigation

The Business is, from time to time, involved in certain legal proceedings, inquiries, claims and disputes, which arise in the ordinary course of business. Although management cannot predict the outcomes of these matters, management does not believe these actions will have a material, adverse effect on our combined and consolidated balance sheets, combined and consolidated statements of operations and comprehensive loss or combined and consolidated statements of cash flows.

Adverse Arbitration Order

In April 2020, one of the Business’ Nordic subsidiaries commenced an arbitration in Finland against a customer alleging breach of contract and other damages in connection with an outsourcing services agreement and transition services agreement executed in 2017. In September 2020, the customer submitted counterclaims against the Business in an aggregate amount in excess of €10.0 million. Following an expedited arbitration, in late November 2020, the arbitrator awarded the customer approximately $13.0 million in the aggregate for the counterclaimed damages and costs. The Business filed an application to annul the award in late January 2021 with the relevant court asserting, among other bases, that the arbitrator violated due process and procedural rules by disallowing the Business’ witness and expert testimony and maintaining the expedited format following the assertion of significant counterclaims which would ordinarily have required the application of normal rather than expedited rules. On May 28, 2021, the parties entered into a settlement agreement resolving this dispute for a total of $8.9 million including the reimbursement of certain third party charges. The Business had accrued a liability balance of $8.9 million for this matter, which was included in Other (income) expense, net in the combined and consolidated statements of operations and comprehensive loss for the year ended December 31, 2020. The Company determined that the amount accrued as liability for this matter should have been included in Selling, general and administrative expenses (exclusive of depreciation and amortization) in the combined and consolidated statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020. Accordingly, we restated it to reclassify the amount accrued as liability from Other (income) expense, net to Selling, general and administrative expenses (exclusive of depreciation and amortization) in the restated combined and consolidated statements of operations and comprehensive loss for the year ended December 31, 2020. As of December 31, 2022 and 2021 there was a net outstanding balance of $1.6 million and $3.3 million, respectively for this matter included in Accrued liabilities on the combined and consolidated balance sheets.

Company Subsidiary Litigation

A group of 71 former employees brought a claim against a subsidiary of XBP Europe related to their dismissal resulting from the closure of two production sites in France in 2020. The employees filed complaints with the Labor Court on June 9, 2022. Conciliation hearings at the Labor Court were held on September 27, 2022, December 13, 2022 and March 7, 2023.

The Business accrued $2.2 million in Accrued Liabilities on the combined and consolidated balance sheet as of December 31, 2022 (see Note 15, Restructuring) based on the estimate at such time of the range of possible losses, however, the settlement discussions have included amounts up to €3.99 million. The Business has been in settlement discussions with plaintiff ’s counsel, and settlement has been agreed in principle with 4 claimants for a total of €0.1 million. The remaining 67 claimants have also filed an application for summary proceedings in respect of part of the claim for a total claim of €1.0 million.

The summary proceedings hearing was held on April 11, 2023 and the court issued its decision on May 9, 2023 upholding all of the plaintiffs’ claims for a total amount of €1 million. The Company has lodged an appeal against the decision, however the decision does not increase the anticipated exposure for the claim with the substantive hearing scheduled for September 29, 2023. Following the summary proceedings decision, a settlement in principle has been reached with 21 additional claimants for €0.6 million.

Contract-Related Contingencies

The Company has certain contingent obligations that arise in the ordinary course of providing services to its customers. These contingencies are generally the result of contracts that require the Company to comply with certain performance measurements or the delivery of certain services to customers by a specified deadline. The Company believes the adjustments to the transaction price, if any, under these contract provisions will not result in a significant revenue reversal or have a material adverse effect on the Company’s combined and consolidated balance sheets, combined and consolidated statements of operations and comprehensive loss or combined and consolidated statements of cash flows.

CF ACQUISITION CORP. VIII [Member]
Commitments and Contingencies (Restated) [Line Items]
Commitments and Contingencies (Restated)

Note 5 — Commitments and Contingencies

Registration Rights

Pursuant to a registration rights agreement entered into on March 11, 2021, the holders of Founder Shares and Private Placement Units (and component securities) are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock). These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

On August 14, 2023, the Company filed with the SEC a registration statement on Form S-1, as amended on September 29, 2023 and October 10, 2023, to register for resale certain of these shares of common stock of the Company currently held by the Sponsor and an independent director of the Company and certain shares to be issued to the Sponsor in the XBP Europe Business Combination.

Underwriting Agreement

The Company granted CF&Co. a 45-day option to purchase up to 3,300,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. On March 16, 2021, simultaneously with the closing of the Initial Public Offering, CF&Co. partially exercised the over-allotment option for 3,000,000 additional Units and advised the Company that it would not exercise the remaining portion of the over-allotment option.

CF&Co. was paid a cash underwriting discount of $4,400,000 in connection with the Initial Public Offering.

The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. The qualified independent underwriter received no other compensation.

Business Combination Marketing Agreement

The Company has engaged CF&Co. as an advisor in connection with the Company’s Business Combination (see Note 4).

Risks and Uncertainties

Management continues to evaluate the impact of the military conflict in Ukraine on the financial markets and on the industry, and has concluded that while it is reasonably possible that the conflict could have an effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5 — Commitments and Contingencies

Registration Rights

Pursuant to a registration rights agreement entered into on March 11, 2021, the holders of Founder Shares and Private Placement Units (and component securities) are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock). These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted CF&Co. a 45-day option to purchase up to 3,300,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. On March 16, 2021, simultaneously with the closing of the Initial Public Offering, CF&Co. partially exercised the over-allotment option for 3,000,000 additional Units and advised the Company that it would not exercise the remaining portion of the over-allotment option.

CF&Co. was paid a cash underwriting discount of $4,400,000 in connection with the Initial Public Offering.

The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. The qualified independent underwriter received no other compensation.

Business Combination Marketing Agreement

The Company has engaged CF&Co. as an advisor in connection with the Company’s Business Combination (see Note 4).

Risks and Uncertainties

Management continues to evaluate the impacts of the COVID-19 pandemic and the military conflict in Ukraine on the financial markets and on the industry, and has concluded that while it is reasonably possible that the pandemic and the conflict could have an effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impacts are not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.